Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents
Cash and cash equivalents

7.	Cash and cash equivalents

	December 31,
	2024	2023
	$	$
Cash on hand and balances with banks	16,393	6,678
	16,393	6,678

The Company had restricted cash equivalents amounting to $123 at December 31, 2024 (2023 - $8). These balances consist of certificates of deposit that are used as collateral for corporate credit cards and leases.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)